Note 12 - Grants and Collaboration Revenue	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Notes to Financial Statements
Government Grants and Contracts [Text Block]

12.         Grants and Collaboration Revenue

We receive payments from government entities under our grants from the National Institute of Allergy and Infectious Diseases (NIAID) and from the U.S. Department of Defense in support of our vaccine research and development efforts. We record revenue associated with government grants as the reimbursable costs are incurred. During the three-month and nine-month periods ended September 30, 2021, we recorded $30,414 and $220,539, respectively, of revenues associated with these grants, as compared to $231,330 and $1,186,844, respectively, for the comparable periods of 2020. During the three-month and nine-month periods ended September 30, 2020, we also recorded $184,128 and $385,193, respectively, of revenues associated with research collaboration agreements with third parties. As of September 30, 2021, there is an aggregate of $244,888 in approved grant funds available for use through mid-2022.

11.         Grants and Collaboration Revenue

We receive payments from government entities under our grants from the National Institute of Allergy and Infectious Diseases (NIAID) and from the U.S. Department of Defense in support of our vaccine research and development efforts. We record revenue associated with government grants as the reimbursable costs are incurred. During 2020 and 2019, we recorded $1,438,465 and $983,682, respectively, of revenue associated with these grants. As of December 31, 2020, there is an aggregate of $165,500 in remaining grant funds available for use during 2021. During 2020 and 2019, we recorded $385,193 and $192,214, respectively, of revenues associated with research collaboration agreements with several third parties.